STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK OPTIONS AND WARRANTS
STOCK OPTIONS AND WARRANTS

NOTE 15 – STOCK OPTIONS AND WARRANTS

Omnibus Equity Incentive Plan

On September 19, 2022, the Company held a Board of Directors meeting, whereas, the Board of Directors had elected to adopt an Omnibus Equity Incentive Plan (the “2022 Plan”), that includes reserving 200,000 shares of common stock eligible for issuance under the 2022 Plan to be registered on a Form S-8 Registration Statement with the SEC. The 2022 Plan is designed to enable the flexibility to grant equity awards to the Company’s officers, employees, non-employee directors and consultants and to ensure that it can continue to grant equity awards to eligible recipients at levels determined to be appropriate by the Board and/or the Compensation Committee. According to the Proxy Statement filed with the SEC on October 20, 2022 the 2022 Plan received final approval by the Company’s stockholders at the Annual Meeting of Stockholders held on December 2, 2022.

On April 3, 2023, the Company approved incentive stock awards for the CFO, certain officers and directors and other employees of the Company. The awards are in the form of restricted stock and will vest in two parts: 50% on October 2, 2023 and 50% on October 2, 2024. A total of 185,000 shares were awarded and a corresponding share-based compensation expense of $109,636 and $326,525 was recorded for the three and nine months ended September 30, 2024, based on the amortization of fair value from the date of issuance of April 3, 2023, through September 30, 2024.

The equivalent share-based compensation expense for the three and nine months ended September 30, 2023 was $109,636 and $214,505, respectively.

On August 21, 2023, the Board adopted, subject to stockholder approval, the Cosmos Health Inc. 2023 Omnibus Equity Incentive Plan (the “2023 Plan”). The 2023 Plan is designed to enable the flexibility to grant equity awards to our officers, employees, non-employee directors and consultants and to ensure that we can continue to grant equity awards to eligible recipients at levels determined to be appropriate by the Board and/or the Compensation Committee. Subject to certain adjustments (as provided in Section 4.2 of the 2023 Plan) and exception (as provided in Section 5.6(b) of the 2023 Plan), the maximum number of shares reserved for issuance under the 2023 Plan (including incentive share options) is 2,500,000 shares. The 2023 Plan was approved by the Company’s stockholders at the Annual Meeting of Stockholders held on September 18, 2023.

On September 16, 2024 the Company’s Board of Directors approved incentive stock awards for the CEO, the CFO, certain officers and directors and other key employees of the Company pursuant to the 2023 Plan adopted on August 21, 2023. The awards are in the form of restricted stock and will vest in two parts: 50% on September 16, 2025 and 50% on September 16, 2026. A total of 2,500,000 shares were awarded and a corresponding share-based compensation expense of $48,425 was recorded for the three and nine months ended September 30, 2024, based on the amortization of fair value from the date of issuance of September 16, 2024, through September 30, 2024.

Warrant Anti-Dilution Adjustment and Deemed Dividend

The Company’s warrants outstanding contain certain anti-dilution adjustments if the Company issues shares of its common stock at a lower price per share than the applicable exercise price of the underlying warrant. If any such dilutive issuance occurs prior to the exercise of such warrant, the exercise price will be adjusted downward to a price equal to the common stock issuance, and the number of warrants that may be purchase upon exercise is increased proportionately so that the aggregate exercise price payable under the warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

On December 29, 2023, the Company entered into a warrant exchange agreement (the “Warrant Exchange”) with an investor to reduce the exercise price of 2,437,063 warrants from $2.75 per share to $1.45 per shares as an inducement to exercise. The Company issued 1,487,000 shares of common stock, held 950,063 shares in escrow until the investor’s beneficial ownership limitation allows for the transfer of the escrow shares, and received gross cash proceeds of 3,533,741. The Company contingently granted 4,874,126 additional warrants to be issued upon shareholder approval, with an exercise price of $1.45 and a term of five years. For the year ended December 31, 2023, the Company recorded a deemed dividend of $7,642 for the inducement to exercise and $7,218,485 for the grant of new warrants. The Company valued (a) the fair value of the warrants immediately before the re-pricing in the amount of $3,603,183, (b) the fair value of the warrants immediately after the re-pricing in the amount of $3,610,825, and (c) recorded the difference as deemed dividend in the amount of $7,642. The warrants were valued using the Black-Scholes option pricing model using the following terms: a) fair value of common stock of $1.49, b) exercise price of $1.45 before re-pricing, c) exercise price of $2.75 after re-pricing, d) terms of 5.07 years and 5.02 years, e) dividend rate of 0%, and f) risk free interest rate of 3.83%. Regarding the valuation of the 4,874,126 new warrants (and the recognition of a deemed dividend of $7,218,485) the following terms were used: a) fair value of common stock of $1.49, b) exercise price of $1.45, d) term of 5 years, e) dividend rate of 0%, and f) risk free interest rate of 3.83%.

On September 26, 2024, the Company entered into a Warrant Inducement Letter (the “Letter”) with an investor pursuant to which the Company issued 9,748,252 new warrants (the “New Warrants”) and reduced the exercise price of 4,874,126 warrant shares from $1.45 to $0.8701 to induce exercise and receive gross cash proceeds of $4,240,977 (the “Original Warrants”). Of the 9,748,252 warrants 4,874,126 of them have a term of 5 years (“Series A Warrants”) and the remaining 4,874,126 have a term of 1.5 years (“Series B Warrants”). The Company issued 2,332,000 shares of common stock, held 2,532,126 shares in escrow until the investor’s beneficial ownership limitation allows for the transfer of the escrow shares. For the period ended September 30, 2024, the Company recorded a deemed dividend of $9,793 for the inducement to exercise and $6,185,231 for the grant of new warrants. The Company valued (a) the fair value of the warrants immediately before the re-pricing in the amount of $4,197,280, (b) the fair value of the warrants immediately after the re-pricing in the amount of $4,207,073, and (c) recorded the difference as deemed dividend in the amount of $9,793. The warrants were valued using the Black-Scholes option pricing model using the following terms: a) fair value of common stock of $0.8701, b) exercise price of $1.45 before re-pricing, c) exercise price of $0.8701 after re-pricing, d) term of 4.26 years, e) dividend rate of 0%, and f) risk free interest rate of 3.55%. Regarding the valuation of the 9,748,252 new warrants (and the recognition of a deemed dividend of $6,185,321) the following terms were used: a) fair value of common stock of $0.8701, b) exercise price of $0.95, d) terms of 5 years for the Series A Warrants and 1.5 years for the Series B Warrants, e) dividend rate of 0%, and f) risk free interest rate of 3.55% for the Series A Warrants and 3.57% for the Series B Warrants.

As of September 30, 2024, there were 13,432,506 warrants outstanding and 8,558,380 warrants exercisable with 13,419,172 warrants having expiration dates from October 2024 through October 2029 and 13,334 warrants with no expiration date.

A summary of the Company’s warrant activity for the nine months ended September 30, 2024 and the year ending December 31, 2023 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2023	4,194,236	$8.31	5.04	$2,562,600
Granted	7,524,933	1.65	5.13	-
Forfeited	-	-	-	-
Exercised	(3,152,386)	-	-	-
Expired	(5,307)	-	-	-
Balance Outstanding, December 31, 2023	8,561,476	$3.91	4.64	$18,801
Granted	9,748,252	0.95	3.24	-
Forfeited	-	-	-	-
Exercised	(4,874,126)	-	-	-
Expired	(3,096)	-	-	-
Balance Outstanding, September 30, 2024	13,432,506	$2.64	3.28	$11,681
		-	-	-
Exercisable, September 30, 2024	13,432,506	$2.64	3.28	$11,681

Omnibus Equity Incentive Plan

On September 19, 2022 the Company held a Board of Directors meeting, whereas, the Board of Directors had elected to adopt an Omnibus Equity Incentive Plan (the “2022 Plan”), that includes reserving 200,000 shares of common stock eligible for issuance under the 2022 Plan to be registered on a Form S-8 Registration Statement with the SEC. The 2022 Plan is designed to enable the flexibility to grant equity awards to the Company’s officers, employees, non-employee directors and consultants and to ensure that it can continue to grant equity awards to eligible recipients at levels determined to be appropriate by the Board and/or the Compensation Committee. According to the Proxy Statement filed with the SEC on October 20, 2022, the 2022 Plan received final approval by the Company’s stockholders at the Annual Meeting of Stockholders held on December 2, 2022.

On April 3, 2023, the Company approved incentive stock awards for the CFO, certain officers and directors and other employees of the Company. The awards are in the form of restricted stock and will vest in two parts: 50% on October 2, 2023 and 50% on October 2, 2024. A total of 185,000 shares were awarded and a corresponding share-based compensation expense of $323,957 was recorded for the 12 months ended December 31, 2023, respectively, based on the amortization of fair value from the date of issuance of April 3, 2023 through December 31, 2023.

On August 21, 2023, the Board adopted, subject to stockholder approval, the Cosmos Health Inc. 2023 Omnibus Equity Incentive Plan (the “2023 Plan”). The 2023 Plan is designed to enable the flexibility to grant equity awards to our officers, employees, non-employee directors and consultants and to ensure that we can continue to grant equity awards to eligible recipients at levels determined to be appropriate by the Board and/or the Compensation Committee. Subject to certain adjustments (as provided in Section 4.2 of the 2023 Plan) and exception (as provided in Section 5.6(b) of the 2023 Plan), the maximum number of shares reserved for issuance under the Plan (including incentive share options) is 2,500,000 shares. The 2023 Plan was approved by the Company’s stockholders at the Annual Meeting of Stockholders held on September 18, 2023.

Warrant Anti-Dilution Adjustment and Deemed Dividend

The Company’s warrants outstanding contain certain anti-dilution adjustments if the Company issues shares of its common stock at a lower price per share than the applicable exercise price of the underlying warrant. If any such dilutive issuance occurs prior to the exercise of such warrant, the exercise price will be adjusted downward to a price equal to the common stock issuance, and the number of warrants that may be purchase upon exercise is increased proportionately so that the aggregate exercise price payable under the warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. On December 21, 2021, the Company issued its common stock upon conversion of its convertible debt at an issuance price of $50.50 per share. As a result, the Company issued additional warrants to the Company’s existing warrant holders to purchase 101,343 shares of common stock with an exercise price of $50.50 per share. The new warrants were issued with a weighted average contractual term of 2.04 years. The deemed dividend was recorded as an increase to accumulated deficit and additional paid-in capital and reduced net income available to common shareholders by the same amount. The Company valued (a) the fair value of the warrants immediately before the re-pricing in the amount of $1,915,077, (b) the fair value of the warrants immediately after the re-pricing in the amount of $9,548,110, and (c) recorded the difference as deemed dividend in the amount of $7,633,033. The warrants were valued using the Black-Scholes option pricing model using the following terms: a) fair value of common stock of $93.75, b) exercise prices of $125.00, $150.00 and $187.50 before re-pricing, c) exercise price of $50.50 after re-pricing, d) terms of 1.40 years, 1.97 years, 2.20 years and 2.26 years, e) dividend rate of 0%, and f) risk free interest rate of 0.41%.

As of December 31, 2023, there were 8,561,476 warrants outstanding and 8,548,142 warrants exercisable with 8,548,142 warrants having expiration dates from March 2024 through October 2029 and 13,334 warrants with no expiration date.

NOTE 17 – STOCK OPTIONS AND WARRANTS

Options

As of December 31, 2023, there were 0 options outstanding and 0 options exercisable.

A summary of the Company’s option activity during the years ended December 31, 2023 and 2022 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, January 1, 2022	37,000	$1.32	0.01	$75,850
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(37,000)	-	-	-
Balance Outstanding, December 31, 2022	-	$-	-	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2023	-	$-	-	$-

Exercisable, December 31, 2023	-	$-	-	$-

A summary of the Company’s warrant activity for the years ending December 31, 2023 and 2022 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2022	147,930	$50.50	2.04	$4,992,621
Granted	9,030,301	5.96	4.18	-
Forfeited	(424,767)	-	-	-
Exercised	(4,559,228)	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2022	4,194,236	$8.31	5.04	$2,562,600
Granted	7,524,933	1.65	5.13	-
Forfeited	-	-	-	-
Exercised	(3,152,386)	-	-	-
Expired	(5,307)	-	-	-
Balance Outstanding, December 31, 2023	8,561,476	$3.91	4.64	$18,801

Exercisable, December 31, 2023	8,548,142	$3.91	4.64	$18,801